Fair Value Measurements	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9—Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury Securities	$275,000,000	$—	$—	$275,000,000
Liabilities:
Warrant liabilities — public warrants	—	—	3,905,000	3,905,000
Warrant liabilities—private warrants	—	—	3,840,000	3,840,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels of the hierarchy for the period from January 8, 2021 (inception) through March 31, 2021.
The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the public warrants and private warrants at each reporting period, with changes in fair value recognized in the statement of operations. For the period from January 8, 2021 (inception) through ended March 31, 2021, the Company recognized a decrease in the fair value of warrant liabilities of approximately $1.4 million presented on the accompanying condensed
statement of operations.
The change in the fair value of the derivative warrant liabilities for the period from January 8, 2021 (inception) through March 31, 2021 is summarized as follows:

Warrant liabilities at January 8, 2021	$—
Issuance of Public and Private Warrants	9,153,333
Change in fair value of warrant liabilibites	(1,408,333)

Warrant liabilities at March 31, 2021	$7,745,000

The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Monte-Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	March 31, 2021	March 2, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.66	$9.83
Term (in years)	5.50	5.58
Volatility	13.90%	15.10%
Risk-free interest rate	1.04%	0.79%
Dividend yield	—	—